Other Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Other Expenses
The detail of the caption “Other expenses, net” for the years 2023, 2022 and 2021 is as follows:

		2023	2022	2021
Results from the sale of assets and others 1	$	(219)	9	(126)
Impairment losses (notes 15.1, 16.1 and 16.2)		(43)	(442)	(513)
Restructuring costs 2		(2)	(20)	(17)
Incremental expenses related to the COVID-19 Pandemic 3		(1)	(14)	(26)
Sale of CO2 allowances (note 28.13) 4		–	–	600

	$	(265)	(467)	(82)

1
In 2023, 2022 and 2021, includes $13, $14 and $29, respectively, in connection with property damage related to natural disasters (note 25.1). In addition, in 2022 includes a gain of $48 as a result of the remeasurement at fair value of Cemex’s previous controlling interest in Neoris at the time of sale.

2	Restructuring costs mainly refer to severance payments and the definitive closing of operating sites.

3
Refers to certain incremental expenses that Cemex considers of non-recurring
nature related to the maintenance of some hygiene measures related to the Coronavirus
SARS-CoV-2
pandemic declared in March 2020 (the
“COVID-19
Pandemic”). From the beginning of the
COVID-19
Pandemic and to the present day, attending official dispositions of the authorities, Cemex has followed strict hygiene, sanitary and security protocols in all its operations and has modified its manufacturing, selling and distribution processes aiming to protect the health and safety of its employees and their families, customers and communities.

4
In connection with the EU’s Emissions Trading System (“EU ETS”), during March 2021, considering Cemex’s targets for the reduction of CO
2
emissions (note 24.4), as well as the innovative technologies and considerable capital investments that have to be deployed to achieve such goals, Cemex sold 12.3 million CO
2
emission allowances (“Allowances”) for an aggregate amount of $600.